Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Income Taxes

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Income tax benefit (provision)	$(1)	$84	$(2)	$66
Income (Loss) before Income Taxes	$—	$1,060	$(44)	$1,164
Effective tax rate	—%	(8)%	(5)%	(6)%

Details Income Loss from Continuing Operations Before Income Taxes

Income (loss) from continuing operations before income taxes is comprised of the following:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australia	$1,019	$70	$107	$2
United States	10	120	497	(10)
Other	(21)	72	28	15

Total	$1,008	$262	$632	$7

Schedule of Income Tax Benefit (Provision) From Continuing Operations

The income tax benefit (provision) from continuing operations is summarized below:

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Australian:
Current	$(28)	$(1)	$—	$(6)
Deferred	124	(4)	(1)	5
U.S. Federal & State:
Current	(9)	—	—	—
Deferred	—	—	—	—
Other:
Current	—	(14)	—	(1)
Deferred	38	(1)	—	—

Total benefit(provision) from continuing operations	$125	$(20)	$(1)	$(2)

Summary of Statutory Income Tax Rates

In the following table, the applicable statutory income tax rates are reconciled to the Company’s effective income tax rates for “Income (Loss) from Continuing Operations” as reflected in the Consolidated Statements of Operations.

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Statutory tax rate	30%	35%	35%	35%
Increases (decreases) resulting from:
Tax rate differences	(6)	(5)	—	93
Foreign exchange	—	—	—	39
Disallowable expenditures	(1)	7	—	166
Foreign interest disallowance	—	2	—	61
Gain on bargain purchase (net of tax)	(31)	—	—	—
Resetting of tax basis to market value	(7)	—	—	—
Permanent adjustment for fresh start (net of tax)	—	—	(29)	—
Prior year accruals	—	(1)	—	23
Change in uncertain tax positions	—	(6)	—	54
U.S. state income taxes	—	2	—	(15)
Valuation allowances	(1)	(25)	(1)	(427)
Withholding taxes	2	—	—	—
Other, net	2	(1)	(5)	1

Effective tax rate	(12%)	8%	0%	30%

Summary of Net Deferred Tax Assets and Liabilities

Net deferred tax assets (liabilities) at December 31, 2012 and 2011 were comprised of the following:

	Successor
	December 31, 2012	December 31, 2011
Deferred tax assets:
Net operating loss and other carryforwards	$664	$495
Property, plant and equipment	197	6
Reserves for environmental remediation and restoration	31	6
Obligations for pension and other employee benefits	79	57
Investments	31	34
Grantor trusts	109	123
Inventory	2	4
Interest	24	—
Other accrued liabilities	50	16
Long-term notes payable	52	—
Unrealized foreign exchange losses	10	1
Other	8	1

Total deferred tax assets	1,257	743
Valuation allowance associated with deferred tax assets	(753)	(561)

Net deferred tax assets	504	182

Deferred tax liabilities:
Property, plant and equipment	(386)	(67)
Intangibles	(110)	(118)
Inventory	(22)	(1)
Other	(8)	(2)

Total deferred tax liabilities	(526)	(188)

Net deferred tax asset (liability)	$(22)	$(6)

Balance sheet classifications:
Deferred tax assets—current	$114	$4
Deferred tax assets—long-term	91	9
Deferred tax liability—current	(5)	—
Deferred tax liability—long-term	(222)	(19)

Net deferred tax asset	$(22)	$(6)

Schedule of Tax Loss Carryforwards

The deferred tax assets generated by tax loss carryforwards have been partially offset by valuation allowances. The expiration of these carryforwards at December 31, 2012, is shown below. These expiration amounts are comprised of Australian, United States, state, and other jurisdictional losses.

	Australia	U.S. Federal	U.S. State	Other	Tax Loss Carryforwards Total
2013	$—	$—	$—	$22	$22
2014	—	—	—	52	52
2015	—	—	—	31	31
2016	—	—	11	6	17
2017	—	—	—	3	3
Thereafter	253	1,226	1,431	322	3,232

Total tax losses	$253	$1,226	$1,442	$436	$3,357

Summary Showing Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for 2012 is as follows:

Successor 2012
Balance at January 1	$2
Additions for tax positions related to prior year	2

Balance at December 31	$4

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

2011
Predecessor: Balance at January 1	$13

Successor: Balance at January 31	13
Additions for tax positions related to the current year	1
Decrease due to settlements	(3)
Decrease due to lapse of applicable statute of limitations	(9)

Successor: Balance at December 31	$2